Related party transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related party transactions

37.	Related party transactions

a)	Parent and ultimate controlling party
The Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

c)	Significant related party transactions
None.

d)	Key management personnel compensation

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	178,713	186,854	243,405
Post-employment compensation	2,049	4,258	2,156

	180,762	191,112	245,561